Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (3,454,400)	$ (350,821)	$ (2,135,573)	$ (465,014)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for bad debts	84,476	10,060	21,200	23,379
Receivable collateral valuation service	309,117	0	0	0
Amortization of debt issuance costs	85,565	0	0	0
Gain on disposal of property and equipment	(5,879)	0	0	0
Depreciation and amortization	185,937	106,404	264,082	338,803
Issuance of convertible notes in exchange for service rendered	38,175	22,000	22,000	0
Stock-based compensation	113,124	0	0	0
Changes in operating assets and libilities, net of effects of acquisition:
Accounts receivable	(331,690)	(83,309)	196,229	(339,313)
Accounts receivable, secured-related party	0	7,376	7,376	9,176
Prepaid expenses and other current assets	(13,083)	(29,489)	(97,684)	821
Accounts payable	375,510	258,189	780,703	105,793
Accrued expenses	535,163	(70,161)	(98,588)	84,802
Deferred rent	(2,145)	(1,162)	(2,324)	(358)
Deferred revenue	96,672	4,969	(54,510)	516,992
Settlement payable	0	0	0	(169,403)
Net cash (used in) provided by operating activities	(1,983,458)	(125,944)	(1,097,089)	105,678
Cash flow from investing activities:
Cash acquired as part of merger	337	3,200	3,200
Purchases of property and equipment	(6,005)	(115,046)	(133,431)
Purchases of intangible assets	(306,989)	(427,603)	(981,546)	(189,905)
Increase in restricted cash	(105,932)	0	0	0
Advances to officer in exchange for promissory note	0	0	(388,210)	0
Proceeds received from officer loan repayment	150,000	0	238,210	0
Net cash provided by (used in) investing activities	(268,589)	(539,449)	(1,261,777)	(189,905)
Cash flows from financing activities:
Proceeds from (repayments in) line of credit, net	(10,512)	(4,293)	(10,284)	6,753
Principal payment on note payable	0	(2,874)	(30,871)	(25,399)
Proceeds from sale of common stock	0	0	0	250,500
Proceeds from note payable	22,000	0	0	0
Proceeds received from issuance of convertible notes and warrants	2,006,000	328,000	328,000	0
Disbursemenents for debt issuance costs	(266,473)	0	0	0
Proceeds from issuance of Series A and D preferred stock	0	1,169,419	3,469,985	0
Repayments of convertible notes payable	0	(10,000)	0	0
Disbursements for stockholder rescissions	0		(165,000)	0
Disbursements to purchase treasury shares	0	(740,000)	(761,200)	0
Net cash provided by financing activities	1,751,015	740,252	2,830,630	231,854
Net (decrease) increase in cash and cash equivalents	(501,032)	74,859	471,764	147,627
Cash and cash equivalents at beginning of period	766,602	294,838	294,838	147,211
Cash and cash equivalents at end of period	265,570	369,697	766,602	294,838
Supplemental disclosure of cash flow information:
Cash paid for interest	89,942	13,058	34,804	15,773
Cash paid for income taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares	0	0	0	0
Conversion of loans payable to convertible notes payable	200,000	0	0	0
Liabilities assumed in recapitalization	21,206	0	0	0
Conversion of convertible notes payable into common shares	20,000	0	0	0
Settlement of notes payable by disposal of property and equipment	15,151	0	0	0
Issuance of convertible notes payable to pay accounts payable	11,650	0	0	0
Conversion of convertible notes payable into Preferred Series B shares	0	350,000	350,000	0
Recognition of accrual to rescing common shares	$ 0	$ 165,000	$ 0	$ 0